PROVISIONS	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	PROVISIONS

The following table presents the change in the decommissioning liabilities for Brookfield Renewable:

(MILLIONS)	2025	2024
Balance, beginning of the year	$1,095	$976
Additions	108	50
Acquisitions through business combinations	19	183
Disposal	(223)	(50)
Transfer to liabilities directly associated with assets held for sale	(203)	—
Accretion	50	47
Changes in estimates(1)	7	(98)
Foreign exchange	34	(16)
Other	(28)	3
Balance, end of the year	$859	$1,095
(1)Changes in estimates are driven by changes in underlying assumptions used as inputs to determine the value of the retirement obligation.
Brookfield Renewable has recorded decommissioning retirement obligations associated with certain power generating assets. The decommissioning retirement obligation has been established for hydroelectric, wind and solar operation sites that are substantially expected to be restored between the years 2031 to 2063. The estimated cost of decommissioning activities is based on a third-party assessment.
For details on other legal provisions, please refer to Note 28 – Commitments, contingencies and guarantees.
Provisions also includes contingent and deferred acquisition consideration of $203 million (2024: $283 million).